PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 2) (BRL) In Millions	12 Months Ended			3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2010 Supplemental Employee Retirement Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance	11,990	11,078	9,368	6,649
Effect of curtailment recognized in income	(1,071)	0	0	(1,071)
Recalculation of benefit obligations to settlement amount	1,144	0	0	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	0	0	(3,668)
Service cost	127	240	209	51
Interest cost	953	1,133	937	168
Benefits paid	(769)	(539)	(466)	(42)
Actuarial loss (gain)	1,164	(151)	1,029	18
Balance	9,870	11,990	11,078	3,249
Balance	14,537	12,657	12,585	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	0	0	(5,144)
Return on plan assets	2,553	2,113	482	343
Balance	11,228	14,537	12,657	4,177
Funded status	1,358	2,547	1,579	928